Innovator U.S. Small Cap Managed 10 Buffer ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 89.2%	Shares	Value
Advertising - 0.3%
Boston Omaha Corp. - Class A (a)	768	$ 10,890
Clear Channel Outdoor Holdings, Inc. (a)	4,008	9,699
National CineMedia, Inc.	2,640	10,587
		31,176

Aerospace/Defense - 1.4%
AAR Corp. (a)	152	21,286
Amprius Technologies, Inc. (a)	474	4,550
Archer Aviation, Inc. - Class A (a)	2,467	11,447
Astronics Corp. (a)	144	10,007
Astronics Corp. - Class B (a)	28	1,905
Beta Technologies, Inc. - Class A (a)	458	8,670
Ducommun, Inc. (a)	65	11,636
Firefly Aerospace, Inc. (a)	560	11,385
Intuitive Machines, Inc. (a)	517	6,380
Mercury Systems, Inc. (a)	180	17,478
Ondas, Inc. (a)	1,788	13,392
Red Cat Holdings, Inc. (a)	473	3,562
Redwire Corp. (a)	584	5,034
Unusual Machines, Inc. (a)	172	3,639
Voyager Technologies, Inc. - Class A (a)	368	9,027
York Space Systems, Inc. (a)	464	6,835
		146,233

Agriculture - 0.4%
Andersons, Inc.	136	9,626
Limoneira Co.	865	11,219
Tejon Ranch Co. (a)	803	13,595
Turning Point Brands, Inc.	82	6,118
Vital Farms, Inc. (a)	562	7,154
		47,712

Airlines - 0.3%
Allegiant Travel Co. (a)	88	8,631
Copa Holdings SA - Class A	109	15,393
JetBlue Airways Corp. (a)	2,027	12,223
		36,247

Apparel - 0.9%
Capri Holdings Ltd. (a)	664	10,578
Carter's, Inc.	240	9,257
Columbia Sportswear Co.	152	9,026
Kontoor Brands, Inc.	252	21,102
Levi Strauss & Co. - Class A	440	10,789
PVH Corp.	184	15,945
Steven Madden Ltd.	312	14,377
Wolverine World Wide, Inc.	544	10,706
		101,780

Auto Manufacturers - 0.1%
Blue Bird Corp. (a)	168	12,498

Auto Parts & Equipment - 1.4%
Adient PLC (a)	352	7,406
Aeva Technologies, Inc. (a)	187	3,280
Dana, Inc.	416	11,203
Dauch Corp. (a)	1,611	9,102
Dorman Products, Inc. (a)	96	12,783
Douglas Dynamics, Inc.	224	9,885
Garrett Motion, Inc.	561	17,475
Gentherm, Inc. (a)	296	12,012
indie Semiconductor, Inc. - Class A (a)	1,029	3,324
Miller Industries, Inc.	216	10,865
Phinia, Inc.	128	9,420
Solid Power, Inc. (a)	1,472	3,032
Standard Motor Products, Inc.	352	13,457
Visteon Corp.	136	14,217
XPEL, Inc. (a)	176	7,809
		145,270

Banks - 9.1%
ACNB Corp.	184	11,864
Alerus Financial Corp.	456	15,171
Ameris Bancorp	61	5,320
Arrow Financial Corp.	320	12,749
Associated Banc-Corp.	376	11,611
Atlantic Union Bankshares Corp.	448	19,009
BancFirst Corp.	80	9,026
Bancorp, Inc. (a)	192	12,877
Bank of Hawaii Corp.	120	9,588
Bank of Marin Bancorp	428	12,480
Bank of NT Butterfield & Son Ltd.	184	11,277
BankUnited, Inc.	104	4,852
Bar Harbor Bankshares	304	12,072
BCB Bancorp, Inc.	1,136	11,349
Bridgewater Bancshares, Inc. (a)	496	10,158
Camden National Corp.	192	11,115
Capital Bancorp, Inc.	304	11,348
Capital City Bank Group, Inc.	224	11,619
Carter Bankshares, Inc.	531	18,362
Cathay General Bancorp	176	11,121
Citizens & Northern Corp.	400	10,156
Civista Bancshares, Inc.	400	11,624
CNB Financial Corp.	328	11,513
Colony Bankcorp, Inc.	787	17,251
Columbia Financial, Inc. (a)	525	5,677
Community Financial System, Inc.	144	9,333
Community Trust Bancorp, Inc.	160	12,552
Customers Bancorp, Inc. (a)	128	10,071
CVB Financial Corp.	931	20,826
Eastern Bankshares, Inc.	376	8,633
Farmers & Merchants Bancorp, Inc.	401	13,377
Farmers National Banc Corp.	915	14,512
FB Financial Corp.	160	9,661
Financial Institutions, Inc.	280	11,609
First Bancorp, Inc.	352	12,355
First BanCorp/Puerto Rico	608	17,589
First Bancorp/Southern Pines NC	124	7,796
First Community Bankshares, Inc.	240	11,453
First Interstate BancSystem, Inc. - Class A	160	6,083

First Mid Bancshares, Inc.	224	11,668
Firstsun Capital Bancorp (a)	244	9,438
Five Star Bancorp	240	11,326
Flagstar Bank NA	1,216	17,291
Fulton Financial Corp.	881	21,435
German American Bancorp, Inc.	224	11,397
Hancock Whitney Corp.	88	6,776
Hanmi Financial Corp.	360	11,477
Heritage Financial Corp.	344	10,227
Horizon Bancorp, Inc.	536	10,961
Independent Bank Corp.	264	10,085
Independent Bank Corp.	112	9,389
International Bancshares Corp.	136	10,409
Kearny Financial Corp.	1,184	11,354
Live Oak Bancshares, Inc.	240	10,272
Metrocity Bankshares, Inc.	368	13,020
Midland States Bancorp, Inc.	416	14,007
MVB Financial Corp.	352	10,789
Nicolet Bankshares, Inc.	80	13,674
OFG Bancorp	232	12,263
Park National Corp.	56	11,656
Pathward Financial, Inc.	104	9,177
PCB Bancorp	416	11,594
Peoples Financial Services Corp.	168	11,820
Ponce Financial Group, Inc. (a)	576	11,624
Prosperity Bancshares, Inc.	93	6,963
Red River Bancshares, Inc.	104	10,457
Renasant Corp.	232	10,108
S&T Bancorp, Inc.	216	11,264
ServisFirst Bancshares, Inc.	176	15,752
Shore Bancshares, Inc.	592	14,504
Sierra Bancorp	264	10,761
Simmons First National Corp. - Class A	349	8,233
SmartFinancial, Inc.	281	14,724
South Plains Financial, Inc.	224	10,044
Southern First Bancshares, Inc. (a)	168	10,483
Southside Bancshares, Inc.	288	9,363
Stock Yards Bancorp, Inc.	136	11,574
Texas Capital Bancshares, Inc.	96	9,490
Towne Bank/Portsmouth VA	264	10,008
Triumph Financial, Inc. (a)	160	12,149
TrustCo Bank Corp.	208	11,852
United Community Banks, Inc.	288	10,207
Walker & Dunlop, Inc.	172	8,547
Washington Trust Bancorp, Inc.	264	10,291
WesBanco, Inc.	264	10,924
West BanCorp, Inc.	376	10,547
		986,413

Beverages - 0.1%
Vita Coco Co., Inc. (a)	176	11,605

Biotechnology - 8.6%
ACADIA Pharmaceuticals, Inc. (a)	800	20,696
AnaptysBio, Inc. (a)	184	9,818
ANI Pharmaceuticals, Inc. (a)	120	9,509
Apogee Therapeutics, Inc. (a)	224	30,036
Arbutus Biopharma Corp. (a)	2,408	10,451
Arcus Biosciences, Inc. (a)	504	14,208

Arcutis Biotherapeutics, Inc. (a)	233	6,258
Ardelyx, Inc. (a)	1,392	6,890
ArriVent Biopharma, Inc. (a)	424	12,644
Arvinas, Inc. (a)	765	6,143
AtaiBeckley, Inc. (a)	1,659	11,912
Beam Therapeutics, Inc. (a)	416	10,616
BioCryst Pharmaceuticals, Inc. (a)	1,416	12,716
Biohaven Ltd. (a)	840	11,340
Capricor Therapeutics, Inc. (a)	251	966
Celcuity, Inc. (a)	144	12,439
Celldex Therapeutics, Inc. (a)	416	15,833
CG oncology, Inc. (a)	257	18,296
Cogent Biosciences, Inc. (a)	490	19,076
Crinetics Pharmaceuticals, Inc. (a)	145	12,110
Definium Therapeutics, Inc. (a)	608	26,460
Denali Therapeutics, Inc. (a)	697	16,045
Dianthus Therapeutics, Inc. (a)	200	21,384
Disc Medicine, Inc. (a)	168	12,936
Dyne Therapeutics, Inc. (a)	616	15,511
Edgewise Therapeutics, Inc. (a)	328	12,605
Entrada Therapeutics, Inc. (a)	904	6,138
Erasca, Inc. (a)	885	16,063
Ideaya Biosciences, Inc. (a)	491	17,431
Immatics NV (a)	976	8,452
Immunome, Inc. (a)	432	9,832
Immunovant, Inc. (a)	376	14,521
Inhibrx Biosciences, Inc. (a)	50	4,103
Intellia Therapeutics, Inc. (a)	808	8,629
Iovance Biotherapeutics, Inc. (a)	1,521	6,190
Kodiak Sciences, Inc. (a)	201	8,358
Kura Oncology, Inc. (a)	1,160	10,452
Kymera Therapeutics, Inc. (a)	210	21,714
Ligand Pharmaceuticals, Inc. (a)	72	20,703
Liquidia Corp. (a)	256	21,532
Mineralys Therapeutics, Inc. (a)	344	8,779
MoonLake Immunotherapeutics (a)	274	5,053
Nektar Therapeutics (a)	136	9,611
NeoGenomics, Inc. (a)	840	12,844
Novavax, Inc. (a)	1,112	8,140
Nurix Therapeutics, Inc. (a)	616	14,297
Nuvation Bio, Inc. (a)	1,664	10,533
Olema Pharmaceuticals, Inc. (a)	394	4,511
Omeros Corp. (a)	435	5,150
Oruka Therapeutics, Inc. (a)	296	28,567
PTC Therapeutics, Inc. (a)	329	22,375
Rapport Therapeutics, Inc. (a)	344	14,097
Recursion Pharmaceuticals, Inc. - Class A (a)	2,752	8,256
REGENXBIO, Inc. (a)	701	6,793
Relay Therapeutics, Inc. (a)	1,072	20,186
Sarepta Therapeutics, Inc. (a)	418	6,212
Scholar Rock Holding Corp. (a)	323	15,276
Sionna Therapeutics, Inc. (a)	122	5,750
Stoke Therapeutics, Inc. (a)	244	7,042
Syndax Pharmaceuticals, Inc. (a)	362	6,896
Tango Therapeutics, Inc. (a)	468	12,720
Tarsus Pharmaceuticals, Inc. (a)	124	7,321
Taysha Gene Therapies, Inc. (a)	1,347	7,893
TG Therapeutics, Inc. (a)	560	29,137
Theravance Biopharma, Inc. (a)	314	5,294
Travere Therapeutics, Inc. (a)	352	19,673

Ultragenyx Pharmaceutical, Inc. (a)	676	16,839
UroGen Pharma Ltd. (a)	185	7,074
Veracyte, Inc. (a)	288	13,340
Vericel Corp. (a)	264	12,133
Viking Therapeutics, Inc. (a)	565	17,933
Vir Biotechnology, Inc. (a)	706	6,114
Viridian Therapeutics, Inc. (a)	348	6,584
Xencor, Inc. (a)	508	10,267
Zymeworks, Inc. (a)	424	9,303
		933,009

Building Materials - 0.9%
Boise Cascade Co.	113	8,631
Griffon Corp.	235	20,250
Hayward Holdings, Inc. (a)	938	14,192
Knife River Corp. (a)	282	20,634
Masterbrand, Inc. (a)	1,914	15,790
Trex Co., Inc. (a)	506	21,940
		101,437

Chemicals - 2.0%
Ashland, Inc.	192	13,941
Balchem Corp.	120	20,107
Cabot Corp.	144	12,675
Chemours Co.	635	10,547
Ecovyst, Inc. (a)	824	9,938
FMC Corp.	728	7,797
Hawkins, Inc.	72	9,218
HB Fuller Co.	241	13,327
Huntsman Corp.	736	7,183
Ingevity Corp. (a)	144	10,528
Lightwave Logic, Inc. (a)	640	4,134
Minerals Technologies, Inc.	128	9,759
Olin Corp.	504	9,329
Perimeter Solutions, Inc. (a)	608	18,611
Quaker Chemical Corp.	41	6,581
Rogers Corp. (a)	88	10,865
Sensient Technologies Corp.	162	20,035
Stepan Co.	196	12,572
Tronox Holdings PLC	1,224	7,148
		214,295

Coal - 0.5%
Alpha Metallurgical Resources, Inc. (a)	48	6,584
Core Natural Resources, Inc.	200	15,968
Peabody Energy Corp.	440	9,381
Warrior Met Coal, Inc.	200	15,882
		47,815

Commercial Services - 5.4%
ABM Industries, Inc.	300	14,373
Alarm.com Holdings, Inc. (a)	208	11,388
Arlo Technologies, Inc. (a)	840	12,365
Avis Budget Group, Inc. (a)	66	9,071
Bright Horizons Family Solutions, Inc. (a)	232	17,293
BrightView Holdings, Inc. (a)	704	9,180
Brink's Co.	49	5,804
Cass Information Systems, Inc.	216	12,079

CBIZ, Inc. (a)	344	18,947
Cimpress PLC (a)	128	12,634
Covista, Inc. (a)	144	17,978
Ennis, Inc.	555	12,099
EquipmentShare.com, Inc. - Class A (a)	586	10,987
Euronet Worldwide, Inc. (a)	144	10,272
EVERTEC, Inc.	619	18,842
First Advantage Corp. (a)	1,008	19,999
Flywire Corp. (a)	872	13,961
FTAI Infrastructure, Inc.	1,442	5,379
Graham Holdings Co. - Class B	16	19,257
Grand Canyon Education, Inc. (a)	96	13,953
H&R Block, Inc.	484	21,311
Hackett Group, Inc.	1,331	14,268
Healthcare Services Group, Inc. (a)	448	10,438
Huron Consulting Group, Inc. (a)	60	9,106
ICF International, Inc.	128	10,358
Insperity, Inc.	232	11,742
Korn Ferry	160	13,163
Laureate Education, Inc. (a)	520	19,921
Legence Corp. - Class A (a)	200	12,786
ManpowerGroup, Inc.	336	17,613
Marqeta, Inc. (a)	612	10,616
Matthews International Corp. - Class A	368	10,212
NPK International, Inc. (a)	664	8,293
Payoneer Global, Inc. (a)	1,776	12,734
Perdoceo Education Corp.	312	9,925
Progyny, Inc. (a)	370	11,518
Remitly Global, Inc. (a)	752	17,123
Robert Half, Inc.	450	17,010
Sezzle, Inc. (a)	75	11,606
Shift4 Payments, Inc. - Class A (a)	272	14,416
Strategic Education, Inc.	128	10,496
Stride, Inc. (a)	180	14,452
Upbound Group, Inc.	739	14,329
WillScot Holdings Corp.	744	18,064
		587,361

Computers - 1.7%
Diebold Nixdorf, Inc. (a)	169	12,437
DXC Technology Co. (a)	485	5,451
Globant SA (a)	248	9,077
Infleqtion, Inc. (a)	576	5,662
Insight Enterprises, Inc. (a)	112	14,440
Kyndryl Holdings, Inc. (a)	1,338	18,130
Maximus, Inc.	264	15,906
NCR Atleos Corp. (a)	288	13,545
NCR Voyix Corp. (a)	1,008	8,336
NetScout Systems, Inc. (a)	259	10,534
Netskope, Inc. - Class A (a)	728	9,165
NextNav, Inc. (a)	592	7,761
Pitney Bowes, Inc.	936	16,408
Tenable Holdings, Inc. (a)	424	13,839
Varonis Systems, Inc. (a)	528	21,094
		181,785

Cosmetics/Personal Care - 0.7%
Coty, Inc. - Class A (a)	5,203	14,308
Edgewell Personal Care Co.	763	20,746

elf Beauty, Inc. (a)	273	22,629
Interparfums, Inc.	117	14,573
		72,256

Distribution/Wholesale - 0.5%
OPENLANE, Inc. (a)	352	13,995
Resideo Technologies, Inc. (a)	466	15,984
Rush Enterprises, Inc. - Class A	189	15,080
VSE Corp.	27	5,249
		50,308

Diversified Financial Services - 3.7%
Acadian Asset Management, Inc.	184	15,914
Artisan Partners Asset Management, Inc. - Class A	186	7,299
BGC Group, Inc. - Class A	1,136	13,087
Bread Financial Holdings, Inc.	168	18,156
Cohen & Steers, Inc.	144	11,847
Dave, Inc. (a)	56	20,871
DigitalBridge Group, Inc.	768	12,188
Encore Capital Group, Inc. (a)	168	15,805
Enova International, Inc. (a)	96	24,398
EZCORP, Inc. - Class A (a)	392	11,670
Federated Hermes, Inc.	160	9,594
Galaxy Digital, Inc. - Class A (a)	794	16,682
Happen, Inc. (a)	616	11,790
Hyperliquid Strategies, Inc. (a)	552	3,428
Miami International Holdings, Inc. (a)	224	10,537
Moelis & Co. - Class A	288	19,319
Navient Corp.	1,024	8,591
Nelnet, Inc. - Class A	72	9,783
PennyMac Financial Services, Inc.	144	10,859
Perella Weinberg Partners	448	7,907
Piper Sandler Cos.	256	19,405
PJT Partners, Inc. - Class A	64	10,772
Radian Group, Inc.	368	14,348
StepStone Group, Inc. - Class A	312	13,684
Strive, Inc. (a)	291	3,233
Twenty One Capital, Inc. - Class A (a)	1,560	6,661
Upstart Holdings, Inc. (a)	378	10,372
UWM Holdings Corp.	2,066	3,760
Victory Capital Holdings, Inc. - Class A	144	14,260
Virtu Financial, Inc. - Class A	280	16,444
Webull Corp. (a)	1,188	8,387
Western Union Co.	1,324	8,421
WisdomTree, Inc.	584	11,312
		400,784

Electric - 1.2%
Ameresco, Inc. - Class A (a)	296	6,237
Avista Corp.	224	9,061
Black Hills Corp.	224	15,951
Clearway Energy, Inc. - Class C	434	13,771
Hawaiian Electric Industries, Inc. (a)	624	8,062
MGE Energy, Inc.	171	13,600
Northwestern Energy Group, Inc.	208	14,298
Otter Tail Corp.	144	12,732
TXNM Energy, Inc.	296	17,144
Unitil Corp.	299	16,128
		126,984

Electrical Components & Equipment - 0.4%
American Superconductor Corp. (a)	280	8,224
AZZ, Inc.	96	13,893
Energizer Holdings, Inc.	273	5,725
nLight, Inc. (a)	192	13,209
		41,051

Electronics - 1.9%
Atkore, Inc.	144	10,506
Avnet, Inc.	340	30,206
Badger Meter, Inc.	154	20,690
Bel Fuse, Inc. - Class B	48	13,055
Benchmark Electronics, Inc.	160	12,763
Brady Corp. - Class A	168	15,837
CTS Corp.	176	11,285
Enovix Corp. (a)	1,616	6,609
Evolv Technologies Holdings, Inc. (a)	788	4,358
Itron, Inc. (a)	228	22,723
Kimball Electronics, Inc. (a)	400	9,892
Knowles Corp. (a)	416	15,221
Standex International Corp.	48	14,232
Vishay Intertechnology, Inc.	504	17,247
		204,624

Energy-Alternate Sources - 0.7%
Array Technologies, Inc. (a)	640	3,341
ASP Isotopes, Inc. (a)	683	2,732
Eos Energy Enterprises, Inc. (a)	1,125	3,802
Fluence Energy, Inc. (a)	520	7,244
FuelCell Energy, Inc. (a)	235	5,078
Plug Power, Inc. (a)	6,154	12,677
REX American Resources Corp. (a)	288	12,396
Shoals Technologies Group, Inc. - Class A (a)	616	5,384
SolarEdge Technologies, Inc. (a)	272	11,206
Sunrun, Inc. (a)	880	8,633
T1 Energy, Inc. (a)	939	3,916
		76,409

Engineering & Construction - 1.2%
Centuri Holdings, Inc. (a)	408	11,359
Construction Partners, Inc. - Class A (a)	172	17,776
Exponent, Inc.	323	21,593
Frontdoor, Inc. (a)	288	20,917
Granite Construction, Inc.	136	16,452
MYR Group, Inc. (a)	56	18,660
Tutor Perini Corp.	208	17,420
		124,177

Entertainment - 1.6%
Accel Entertainment, Inc. (a)	888	10,674
AMC Entertainment Holdings, Inc. (a)	4,024	11,348
Atlanta Braves Holdings, Inc. - Class C (a)	240	12,199
Cinemark Holdings, Inc.	480	17,563
Madison Square Garden Entertainment Corp. (a)	152	11,743
Madison Square Garden Sports Corp. (a)	64	25,196
Marriott Vacations Worldwide Corp.	176	17,162
Penn Entertainment, Inc. (a)	816	16,752

Pursuit Attractions and Hospitality, Inc. (a)	264	13,340
Red Rock Resorts, Inc. - Class A	160	10,310
Rush Street Interactive, Inc. (a)	600	16,146
Six Flags Entertainment Corp. (a)	600	10,398
		172,831

Environmental Control - 0.3%
CECO Environmental Corp. (a)	112	7,380
Enviri Corp. (a)	168	3,726
Onterris, Inc. (a)	307	6,444
Pure Cycle Corp. (a)	1,092	11,477
PureCycle Technologies, Inc. (a)	571	3,637
		32,664

Food - 0.9%
B&G Foods, Inc.	1,626	5,740
Cal-Maine Foods, Inc.	195	17,117
Chefs' Warehouse, Inc. (a)	170	19,609
Grocery Outlet Holding Corp. (a)	612	5,624
J & J Snack Foods Corp.	187	14,306
Marzetti Co.	155	16,565
United Natural Foods, Inc. (a)	240	12,199
		91,160

Forest Products & Paper - 0.1%
Sylvamo Corp.	306	11,448

Gas - 0.6%
Chesapeake Utilities Corp.	80	10,622
MDU Resources Group, Inc.	704	14,045
Northwest Natural Holding Co.	200	9,784
ONE Gas, Inc.	168	13,045
Spire, Inc.	202	16,132
		63,628

Hand/Machine Tools - 0.2%
Franklin Electric Co., Inc.	148	15,499
Luxfer Holdings PLC	616	10,490
		25,989

Healthcare-Products - 3.4%
10X Genomics, Inc. - Class A (a)	528	24,958
Adaptive Biotechnologies Corp. (a)	640	14,445
AtriCure, Inc. (a)	188	7,099
Axogen, Inc. (a)	288	12,156
Azenta, Inc. (a)	216	6,076
Billiontoone, Inc. (a)	96	13,306
BioLife Solutions, Inc. (a)	432	13,513
Butterfly Network, Inc. (a)	1,091	7,757
Embecta Corp.	2,392	8,707
Enovis Corp. (a)	533	15,537
Envista Holdings Corp. (a)	213	5,817
Establishment Labs Holdings, Inc. (a)	105	9,717
GRAIL, Inc. (a)	155	10,627
Haemonetics Corp. (a)	168	14,371
ICU Medical, Inc. (a)	72	12,133
Integer Holdings Corp. (a)	176	21,333
IRhythm Holdings, Inc. (a)	44	5,155

Lantheus Holdings, Inc. (a)	240	23,914
LeMaitre Vascular, Inc.	89	9,017
Merit Medical Systems, Inc. (a)	344	29,243
Neogen Corp. (a)	1,072	12,907
Novocure Ltd. (a)	872	12,940
Omnicell, Inc. (a)	272	9,621
Orthofix Medical, Inc. (a)	1,412	16,662
Procept Biorobotics Corp. (a)	344	6,405
RxSight, Inc. (a)	1,004	6,034
STAAR Surgical Co. (a)	196	4,775
Twist Bioscience Corp. (a)	256	23,437
UFP Technologies, Inc. (a)	40	10,191
		367,853

Healthcare-Services - 2.4%
Acadia Healthcare Co., Inc. (a)	568	16,824
agilon health, Inc. (a)	53	4,855
Astrana Health, Inc. (a)	154	5,476
Clover Health Investments Corp. (a)	1,992	8,307
Concentra Group Holdings Parent, Inc.	603	19,085
CorVel Corp. (a)	192	11,532
Fortrea Holdings, Inc. (a)	435	8,339
National HealthCare Corp.	56	12,658
Option Care Health, Inc. (a)	1,043	24,020
Oscar Health, Inc. - Class A (a)	946	29,534
PACS Group, Inc. (a)	256	11,779
Pediatrix Medical Group, Inc. (a)	448	11,877
Pennant Group, Inc. (a)	296	11,935
Privia Health Group, Inc. (a)	864	20,451
RadNet, Inc. (a)	93	5,932
Sonida Senior Living, Inc. (a)	379	15,296
Sotera Health Co. (a)	947	16,913
Surgery Partners, Inc. (a)	856	13,182
Teladoc Health, Inc. (a)	2,064	13,849
		261,844

Home Builders - 0.9%
Beazer Homes USA, Inc. (a)	344	11,042
Cavco Industries, Inc. (a)	27	14,770
Champion Homes, Inc. (a)	69	5,493
Green Brick Partners, Inc. (a)	224	15,844
KB Home	98	5,387
LGI Homes, Inc. (a)	196	10,696
M/I Homes, Inc. (a)	123	17,974
Winnebago Industries, Inc.	464	14,050
		95,256

Home Furnishings - 0.4%
Alliance Laundry Holdings, Inc. (a)	576	15,189
Dolby Laboratories, Inc. - Class A	196	11,527
Leggett & Platt, Inc.	1,203	11,789
Sonos, Inc. (a)	624	9,148
		47,653

Household Products/Wares - 0.2%
Spectrum Brands Holdings, Inc.	128	11,363
WD-40 Co.	25	5,678
		17,041

Housewares - 0.3%
Central Garden & Pet Co. - Class A (a)	280	10,615
Scotts Miracle-Gro Co.	248	16,288
		26,903

Insurance - 2.5%
AMERISAFE, Inc.	164	4,763
Assured Guaranty Ltd.	180	14,890
Baldwin Insurance Group, Inc. - Class A (a)	584	16,200
Brighthouse Financial, Inc. (a)	216	13,372
CNO Financial Group, Inc.	328	18,069
Employers Holdings, Inc.	224	11,323
Genworth Financial, Inc. (a)	1,389	13,654
Greenlight Capital Re Ltd. - Class A (a)	680	11,322
Hagerty, Inc. - Class A (a)	792	9,132
Hamilton Insurance Group Ltd. - Class B	219	7,875
HCI Group, Inc.	64	11,201
Lemonade, Inc. (a)	288	13,913
Mercury General Corp.	104	11,140
NMI Holdings, Inc. - Class A (a)	256	11,341
Palomar Holdings, Inc. (a)	139	18,597
Ryan Specialty Holdings, Inc.	557	24,597
SiriusPoint Ltd. (a)	464	10,974
Skyward Specialty Insurance Group, Inc. (a)	208	12,470
Slide Insurance Holdings, Inc. (a)	568	11,343
Stewart Information Services Corp.	172	11,625
White Mountains Insurance Group Ltd.	8	16,782
		274,583

Internet - 1.6%
Cargurus, Inc. (a)	352	12,756
Cogent Communications Holdings, Inc.	360	4,860
ePlus, Inc.	168	15,525
Figs, Inc. - Class A (a)	936	10,015
Magnite, Inc. (a)	816	15,749
Opendoor Technologies, Inc. (a)	3,148	11,868
People, Inc. (a)	280	11,640
Q2 Holdings, Inc. (a)	307	18,687
QuinStreet, Inc. (a)	856	13,268
RealReal, Inc. (a)	712	8,608
Stubhub Holdings, Inc. - Class A (a)	1,040	8,778
Trump Media & Technology Group Corp. (a)	872	8,598
Yelp, Inc. (a)	456	12,052
Ziff Davis, Inc. (a)	320	16,985
		169,389

Investment Companies - 0.7%
Bitdeer Technologies Group (a)	620	6,522
Cannae Holdings, Inc.	1,011	14,710
Cleanspark, Inc. (a)	1,160	15,962
HA Sustainable Infrastructure Capital, Inc.	448	16,966
MARA Holdings, Inc. (a)	1,408	15,938
		70,098

Leisure Time - 1.1%
Acushnet Holdings Corp.	132	13,368
Brunswick Corp.	281	22,199

Callaway Golf Co. (a)	760	14,029
Harley-Davidson, Inc.	472	11,583
OneSpaWorld Holdings Ltd.	424	10,922
Peloton Interactive, Inc. - Class A (a)	2,256	14,416
Polaris, Inc.	221	14,825
YETI Holdings, Inc. (a)	288	14,095
		115,437

Lodging - 0.3%
Hilton Grand Vacations, Inc. (a)	272	12,550
Travel + Leisure Co.	224	17,029
		29,579

Machinery-Construction & Mining - 0.2%
Astec Industries, Inc.	117	5,927
Babcock & Wilcox Enterprises, Inc. (a)	537	5,005
NANO Nuclear Energy, Inc. (a)	176	2,800
NuScale Power Corp. (a)	1,096	9,229
		22,961

Machinery-Diversified - 1.1%
Albany International Corp. - Class A	176	13,114
Cactus, Inc. - Class A	227	14,757
Columbus McKinnon Corp.	339	6,499
DXP Enterprises, Inc. (a)	77	12,091
Gates Industrial Corp. Ltd. (a)	952	26,637
Gorman-Rupp Co.	144	11,691
Ichor Holdings Ltd. (a)	208	15,656
Kadant, Inc.	51	15,682
Mueller Water Products, Inc. - Class A	275	6,941
		123,068

Media - 0.2%
Liberty Latin America Ltd. - Class C (a)	1,232	9,942
Sphere Entertainment Co. (a)	96	13,752
		23,694

Metal Fabricate/Hardware - 0.6%
Helios Technologies, Inc.	128	9,973
Hillman Solutions Corp. (a)	2,075	16,330
Proto Labs, Inc. (a)	144	10,807
Ryerson Holding Corp.	352	9,782
Worthington Steel, Inc.	208	7,490
Xometry, Inc. - Class A (a)	161	13,801
		68,183

Mining - 1.0%
Arcosa, Inc.	168	24,394
Centrus Energy Corp. - Class A (a)	84	14,862
Century Aluminum Co. (a)	283	12,670
Contango Silver & Gold, Inc. (a)	395	6,083
Energy Fuels, Inc./Canada (a)	762	8,717
i-80 Gold Corp. (a)	3,653	4,712
Ivanhoe Electric, Inc. (a)	757	6,927
Kaiser Aluminum Corp.	72	11,497
McEwen, Inc. (a)	229	3,959
Perpetua Resources Corp. (a)	256	4,713
United States Antimony Corp. (a)	675	3,422

USA Rare Earth, Inc. (a)	722	10,794
		112,750

Miscellaneous Manufacturing - 0.6%
Avient Corp.	145	5,267
Enpro, Inc.	72	22,602
Materion Corp.	81	17,078
Park Aerospace Corp.	408	13,831
Trinity Industries, Inc.	280	8,747
		67,525

Office Furnishings - 0.1%
Interface, Inc.	288	9,867

Oil & Gas - 2.6%
Borr Drilling Ltd. (a)	1,931	7,782
California Resources Corp.	299	15,733
CNX Resources Corp. (a)	653	23,377
Crescent Energy Co. - Class A	1,267	14,532
Delek US Holdings, Inc.	280	19,004
Expro Ltd. (a)	331	5,279
Gulfport Energy Corp. (a)	43	6,939
Helmerich & Payne, Inc.	384	13,275
Kosmos Energy Ltd. (a)	2,794	7,516
Landbridge Co. LLC - Class A	152	11,783
Magnolia Oil & Gas Corp. - Class A	724	18,614
Murphy Oil Corp.	605	24,043
Par Pacific Holdings, Inc. (a)	224	19,271
Patterson-UTI Energy, Inc.	1,216	12,744
PBF Energy, Inc. - Class A	440	31,803
Sable Offshore Corp. (a)	585	3,095
SandRidge Energy, Inc.	568	7,907
SM Energy Co.	812	26,406
Talos Energy, Inc. (a)	768	11,658
Vitesse Energy, Inc.	282	4,399
		285,160

Oil & Gas Services - 1.5%
Archrock, Inc.	642	22,958
Atlas Energy Solutions, Inc.	816	8,805
Bristow Group, Inc.	216	9,789
DNOW, Inc. (a)	939	13,259
Helix Energy Solutions Group, Inc. (a)	1,112	10,575
Kodiak Gas Services, Inc.	296	17,378
Liberty Energy, Inc.	640	11,974
Oceaneering International, Inc. (a)	320	15,609
ProPetro Holding Corp. (a)	800	8,880
Select Water Solutions, Inc.	744	13,779
Solaris Energy Infrastructure, Inc.	205	10,539
TETRA Technologies, Inc. (a)	571	4,397
Tidewater, Inc. (a)	212	15,913
		163,855

Packaging & Containers - 0.3%
Graphic Packaging Holding Co.	1,464	15,709
Greif, Inc. - Class A	128	11,078
		26,787

Pharmaceuticals - 2.5%
AdaptHealth Corp. (a)	738	7,970
Agios Pharmaceuticals, Inc. (a)	277	8,315
Amneal Pharmaceuticals, Inc. (a)	816	14,949
Amphastar Pharmaceuticals, Inc. (a)	568	11,326
Amylyx Pharmaceuticals, Inc. (a)	680	13,811
Enliven Therapeutics, Inc. (a)	200	10,962
Gyre Therapeutics, Inc. (a)	884	5,083
Harmony Biosciences Holdings, Inc. (a)	329	11,594
Indivior Pharmaceuticals, Inc. (a)	459	18,365
MannKind Corp. (a)	1,546	6,045
Mirum Pharmaceuticals, Inc. (a)	200	21,190
Ocular Therapeutix, Inc. (a)	1,088	8,889
Organon & Co.	1,296	17,561
Phibro Animal Health Corp. - Class A	192	6,975
Protagonist Therapeutics, Inc. (a)	240	32,794
SELLAS Life Sciences Group, Inc. (a)	632	6,326
Spyre Therapeutics, Inc. (a)	320	31,466
Supernus Pharmaceuticals, Inc. (a)	193	8,614
Tilray Brands, Inc. (a)	1,059	4,808
Trevi Therapeutics, Inc. (a)	418	7,628
VeraDermics, Inc. (a)	132	13,860
		268,531

Pipelines - 0.2%
NextDecade Corp. (a)	656	4,408
Venture Global, Inc. - Class A	1,539	20,592
		25,000

Private Equity - 0.1%
Ridgepost Capital, Inc. - Class A	1,496	12,896

Real Estate - 1.1%
AGNT, Inc.	2,096	8,489
Cushman & Wakefield Ltd. (a)	1,243	16,681
FRP Holdings, Inc. (a)	400	8,928
Howard Hughes Holdings, Inc. (a)	194	12,400
Marcus & Millichap, Inc.	441	13,561
McGrath RentCorp	157	18,078
Newmark Group, Inc. - Class A	987	14,800
St Joe Co.	240	14,938
Star Holdings (a)	1,192	11,169
		119,044

Retail - 3.0%
Academy Sports & Outdoors, Inc.	312	14,805
Advance Auto Parts, Inc.	224	12,441
Asbury Automotive Group, Inc. (a)	116	26,877
Bath & Body Works, Inc.	890	17,907
Boot Barn Holdings, Inc. (a)	152	22,647
Camping World Holdings, Inc. - Class A	1,056	6,537
Cheesecake Factory, Inc.	189	19,168
Group 1 Automotive, Inc.	68	19,500
Haverty Furniture Cos., Inc.	506	12,468
Jack in the Box, Inc. (a)	533	8,725
Kohl's Corp.	337	6,450
La-Z-Boy, Inc.	256	10,081
Macy's, Inc.	960	23,827

Papa John's International, Inc.	304	9,090
PriceSmart, Inc.	96	18,615
RH (a)	33	5,462
Sally Beauty Holdings, Inc. (a)	389	5,823
Shoe Station Group, Inc.	881	13,391
Signet Jewelers Ltd.	176	16,350
Star Group LP	744	9,330
Victoria's Secret & Co. (a)	299	26,515
Warby Parker, Inc. - Class A (a)	424	11,317
Wendy's Co.	1,280	9,421
		326,747

Savings & Loans - 1.1%
Axos Financial, Inc. (a)	192	19,471
Beacon Financial Corp.	312	9,831
Capitol Federal Financial, Inc.	1,256	11,103
HomeTrust Bancshares, Inc.	216	11,057
OceanFirst Financial Corp.	489	9,443
Provident Financial Services, Inc.	416	10,267
Timberland Bancorp, Inc.	248	11,118
WaFd, Inc.	296	10,884
Waterstone Financial, Inc.	528	10,834
WSFS Financial Corp.	144	11,549
		115,557

Semiconductors - 2.2%
ACM Research, Inc. - Class A (a)	163	12,791
Aehr Test Systems (a)	113	9,038
Ambarella, Inc. (a)	160	13,760
Ambiq Micro, Inc. (a)	65	4,133
Axcelis Technologies, Inc. (a)	120	15,646
AXT, Inc. (a)	192	11,603
Cohu, Inc. (a)	320	15,357
Diodes, Inc. (a)	216	17,781
Impinj, Inc. (a)	104	15,741
IPG Photonics Corp. (a)	125	10,632
Kulicke & Soffa Industries, Inc.	184	16,413
Navitas Semiconductor Corp. (a)	1,152	12,511
Ouster, Inc. (a)	273	10,650
Penguin Solutions, Inc. (a)	218	11,473
Photronics, Inc. (a)	164	4,967
Power Integrations, Inc.	208	12,628
Synaptics, Inc. (a)	168	18,030
Ultra Clean Holdings, Inc. (a)	176	14,662
Veeco Instruments, Inc. (a)	288	14,400
		242,216

Software - 5.7%
ACI Worldwide, Inc. (a)	288	16,511
ACV Auctions, Inc. - Class A (a)	1,448	10,846
Adeia, Inc.	426	11,353
Agilysys, Inc. (a)	120	12,619
Alkami Technology, Inc. (a)	592	10,757
Amplitude, Inc. - Class A (a)	1,512	13,427
AvePoint, Inc. (a)	904	11,779
Bandwidth, Inc. - Class A (a)	104	4,071
BigBear.ai Holdings, Inc. (a)	2,360	6,584
BILL Holdings, Inc. (a)	389	17,556
BlackLine, Inc. (a)	395	12,403

Box, Inc. - Class A (a)	448	14,134
Braze, Inc. - Class A (a)	544	13,556
C3.ai, Inc. - Class A (a)	888	8,152
CCC Intelligent Solutions Holdings, Inc. (a)	2,504	15,249
Clear Secure, Inc. - Class A	296	16,351
Commvault Systems, Inc. (a)	146	17,199
Concentrix Corp.	312	7,675
Digi International, Inc. (a)	200	13,944
Digital Turbine, Inc. (a)	555	4,473
Donnelley Financial Solutions, Inc. (a)	180	8,514
DoubleVerify Holdings, Inc. (a)	1,016	11,430
Doximity, Inc. - Class A (a)	713	14,909
Fastly, Inc. - Class A (a)	605	13,709
Five9, Inc. (a)	576	15,846
Freshworks, Inc. - Class A (a)	1,328	15,079
Genius Sports Ltd. (a)	1,656	11,476
GigaCloud Technology, Inc. - Class A (a)	168	7,348
Gitlab, Inc. - Class A (a)	496	17,117
HeartFlow, Inc. (a)	464	11,707
Innodata, Inc. (a)	216	13,571
Intapp, Inc. (a)	416	13,599
JFrog Ltd. (a)	400	31,916
Klaviyo, Inc. - Class A (a)	768	13,701
Life360, Inc. (a)	332	17,945
LiveRamp Holdings, Inc. (a)	392	14,845
Navan, Inc. - Class A (a)	320	8,518
nCino, Inc. (a)	592	10,928
Phreesia, Inc. (a)	976	10,473
Progress Software Corp. (a)	272	11,041
Quantum Computing, Inc. (a)	1,128	9,137
RingCentral, Inc. - Class A	320	17,798
SoundHound AI, Inc. - Class A (a)	1,536	9,416
SPS Commerce, Inc. (a)	168	12,330
Teradata Corp. (a)	304	9,421
Waystar Holding Corp. (a)	762	16,086
Workiva, Inc. (a)	253	15,129
Zeta Global Holdings Corp. - Class A (a)	833	17,993
		619,621

Support Activities for Mining - 0.0% (b)
NioCorp Developments Ltd. (a)	995	4,234

Telecommunications - 1.2%
A10 Networks, Inc.	388	11,473
Aviat Networks, Inc. (a)	531	10,875
BlackSky Technology, Inc. (a)	139	3,204
Extreme Networks, Inc. (a)	664	20,013
Harmonic, Inc. (a)	896	10,349
Iridium Communications, Inc.	424	20,072
Keel Infrastructure Corp. (a)	2,112	8,385
Spok Holdings, Inc.	465	5,068
Telephone and Data Systems, Inc.	417	14,003
Uniti Group, Inc. (a)	1,144	11,120
Vistance Networks, Inc.	840	9,861
		124,423

Textiles - 0.1%
UniFirst Corp.	48	14,063

Transportation - 2.2%
ArcBest Corp.	88	12,703
DHT Holdings, Inc.	784	14,559
Dorian LPG Ltd.	288	13,657
Heartland Express, Inc.	848	10,371
Hub Group, Inc. - Class A	288	13,401
International Seaways, Inc.	228	21,929
Marten Transport Ltd.	596	8,815
Matson, Inc.	120	24,311
Nordic American Tankers Ltd.	2,112	13,791
Radiant Logistics, Inc. (a)	1,561	12,863
RXO, Inc. (a)	720	14,580
Scorpio Tankers, Inc.	217	16,896
SFL Corp. Ltd.	928	11,451
Star Bulk Carriers Corp.	400	11,500
Teekay Tankers Ltd.	144	11,429
Werner Enterprises, Inc.	288	10,777
World Kinect Corp.	368	14,668
		237,701

Trucking & Leasing - 0.2%
GATX Corp.	145	25,936

Water - 0.5%
American States Water Co.	136	11,647
California Water Service Group	256	12,828
H2O America	176	10,794
Middlesex Water Co.	176	10,085
York Water Co.	296	9,167
		54,521
TOTAL COMMON STOCKS (Cost $8,761,995)		9,648,925

REAL ESTATE INVESTMENT TRUSTS - 5.7%	Shares	Value
Commercial Services - 0.3%
CoreCivic, Inc. (a)	504	15,070
GEO Group, Inc. (a)	672	20,758
		35,828

REITS - 5.4%
Acadia Realty Trust	464	10,426
Americold Realty Trust, Inc.	1,104	15,555
Apollo Commercial Real Estate Finance, Inc.	904	5,984
ARMOUR Residential REIT, Inc.	520	8,564
Blackstone Mortgage Trust, Inc. - Class A	602	8,753
BrightSpire Capital, Inc.	1,672	8,377
Broadstone Net Lease, Inc.	488	10,448
BRT Apartments Corp.	930	13,866
COPT Defense Properties	304	11,540
Curbline Properties Corp.	368	11,276
DiamondRock Hospitality Co.	968	12,816
Diversified Healthcare Trust	1,464	13,030
Douglas Emmett, Inc.	952	11,253
Dynex Capital, Inc.	680	8,643
Empire State Realty Trust, Inc. - Class A	1,528	7,732
EPR Properties	160	9,931
Four Corners Property Trust, Inc.	392	10,035
Franklin BSP Realty Trust, Inc.	1,080	8,197

Gladstone Commercial Corp.		824		10,300
Global Net Lease, Inc.		976		8,511
Highwoods Properties, Inc.		493		16,333
Independence Realty Trust, Inc.		880		14,634
InvenTrust Properties Corp.		312		11,048
LXP Industrial Trust		200		12,106
Macerich Co.		1,032		26,667
Medical Properties Trust, Inc.		1,968		9,112
Millrose Properties, Inc.		432		12,087
NETSTREIT Corp.		472		10,124
NexPoint Residential Trust, Inc.		395		10,313
One Liberty Properties, Inc.		667		16,215
Outfront Media, Inc. (a)		432		13,768
Park Hotels & Resorts, Inc.		856		12,891
Pebblebrook Hotel Trust		752		14,363
Phillips Edison & Co., Inc.		248		10,538
Postal Realty Trust, Inc. - Class A		512		11,796
Public Storage		40		13,071
Rayonier, Inc.		972		21,170
Redwood Trust, Inc.		1,843		8,423
RLJ Lodging Trust		1,160		14,210
Sabra Health Care REIT, Inc.		640		13,549
SL Green Realty Corp.		360		19,055
Sunstone Hotel Investors, Inc.		1,040		12,241
Tanger, Inc.		416		16,915
Two Harbors Investment Corp.		840		10,156
UMH Properties, Inc.		592		8,945
Universal Health Realty Income Trust		372		16,152
Urban Edge Properties		464		10,514
Xenia Hotels & Resorts, Inc.		608		12,513
				584,146
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $569,102)				619,974

PURCHASED OPTIONS - 3.1% (a)	Notional Amount	Contracts		Value
Put Options - 3.1%
iShares Russell 2000 ETF (c)(d)(e)
Expiration: 09/30/2026; Exercise Price: $260.00	2,649,920	91		16,197
Expiration: 12/31/2026; Exercise Price: $260.00	2,649,920	91		47,628
Expiration: 03/31/2027; Exercise Price: $247.00	2,679,040	92		52,917
Expiration: 06/30/2027; Exercise Price: $300.00	2,679,040	92		217,669
TOTAL PURCHASED OPTIONS (Cost $642,948)				334,411

PREFERRED STOCKS - 0.0% (b)		Shares		Value
Media - 0.0% (b)
Liberty Latin America Ltd., Series A, 9.00%, Perpetual (a)		122		2,469
TOTAL PREFERRED STOCKS (Cost $3,032)				2,469

RIGHTS - 0.0% (b)		Shares		Value
Biotechnology - 0.0% (b)
Esperion Therapeutics, Inc., Expires 07/14/2027, Exercise Price $1.00 (a)		1,403		28
TOTAL RIGHTS (Cost $0)				28

TOTAL INVESTMENTS - 98.0% (Cost $9,977,077)				10,605,807
Money Market Deposit Account - 3.7% (f)				402,684
Liabilities in Excess of Other Assets - (1.7)%			(0.01689)	(182,830)
TOTAL NET ASSETS - 100.0%				$ 10,825,661

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Represents less than 0.05% of net assets.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of July 31, 2026 was 3.45%.

Innovator U.S. Small Cap Managed 10 Buffer ETF
Schedule of Written Options
July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (1.7)%	Notional Amount	Contracts	Value
Call Options - (0.1)%
Russell 2000 Index (a)(b)
Expiration: 08/03/2026; Exercise Price: $3,035.00	$ (3,517,607)	(12)	$ (90)
Expiration: 08/07/2026; Exercise Price: $3,025.00	(3,224,473)	(11)	(1,292)
Expiration: 08/12/2026; Exercise Price: $3,040.00	(3,517,607)	(12)	(2,790)
Total Call Options			(4,172)

Put Options - (1.6)%
iShares Russell 2000 ETF (a)(b)
Expiration: 09/30/2026; Exercise Price: $234.00	(2,649,920)	(91)	(5,444)
Expiration: 12/31/2026; Exercise Price: $234.00	(2,649,920)	(91)	(21,867)
Expiration: 03/31/2027; Exercise Price: $222.00	(2,679,040)	(92)	(28,929)
Expiration: 06/30/2027; Exercise Price: $270.00	(2,679,040)	(92)	(118,916)
Total Put Options			(175,156)
TOTAL WRITTEN OPTIONS (Premiums received $387,056)			$ (179,328)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Innovator U.S. Small Cap Managed 10 Buffer ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 9,648,925	$ –	$ –	$ 9,648,925
Real Estate Investment Trusts	619,974	–	–	619,974
Purchased Options	–	334,411	–	334,411
Preferred Stocks	–	2,469	–	2,469
Rights	–	28	–	28
Total Investments	$ 10,268,899	$ 336,908	$ –	$ 10,605,807

Liabilities:
Investments:
Written Options	$ (4,172)	$ (175,156)	$ –	$ (179,328)
Total Investments	$ (4,172)	$ (175,156)	$ –	$ (179,328)

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings as of July 31, 2026
(% of Net Assets)
Common Stocks	$ 9,648,925	89.2%
Real Estate Investment Trusts	619,974	5.7
Purchased Options	334,411	3.1
Preferred Stocks	2,469	0.0 (a)
Rights	28	0.0 (a)
Written Options	(179,328)	(1.7)
Money Market Deposit Account	402,684	3.7
Liabilities in Excess of Other Assets	(3,502)	0.0(a)
	$ 10,825,661	100.0%

(a)	Represents less than 0.05% of net assets.